Certain Relationships And Related Transactions	12 Months Ended
Dec. 31, 2014
Disclosure Text Block
Certain Relationships and Related Transactions

NOTE 20 CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

The following persons are partners of Sidley Austin LLP, the principal law firm of TDS and its subsidiaries: Walter C.D. Carlson, a trustee and beneficiary of a voting trust that controls TDS, the non-executive Chairman of the Board and member of the Board of Directors of TDS and a director of U.S. Cellular, a subsidiary of TDS; William S. DeCarlo, the General Counsel of TDS and an Assistant Secretary of TDS and certain subsidiaries of TDS; and Stephen P. Fitzell, the General Counsel of U.S. Cellular and TDS Telecommunications Corporation and an Assistant Secretary of certain subsidiaries of TDS. Walter C.D. Carlson does not provide legal services to TDS or its subsidiaries. TDS, U.S. Cellular and their subsidiaries incurred legal costs from Sidley Austin LLP of $15.4 million in 2014, $17.6 million in 2013 and $13.6 million in 2012.

The Audit Committee of the Board of Directors of TDS is responsible for the review and evaluation of all related-party transactions as such term is defined by the rules of the New York Stock Exchange.